Grant and Subsidy Income - Additional Information (Details) - EUR (€)	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2026	Apr. 30, 2025	May 31, 2022
Grant And Subsidy Income [Abstract]
Grant awarded				€ 500,000
Proceeds from grants	€ 200,000
Grant income		€ 0	€ 100,000